Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 3,237,703	$ 3,426,568
Deferred Finance Costs, Net	(54,809)	(62,694)
Total debt	3,182,894	3,363,874
Less current portion	(586,892)	(485,069)
Long-term portion	2,596,002	2,878,805
U.S. Dollar-denominated Revolving Credit Facilities due through 2019
Debt Instrument [Line Items]
Long-Term Debt, Gross	291,764	429,279
Norwegian Kroner Bonds due through 2019
Debt Instrument [Line Items]
Long-Term Debt, Gross	256,927	327,941
U.S. Dollar-denominated Term Loans due through 2018
Debt Instrument [Line Items]
Long-Term Debt, Gross	112,406	129,133
Total debt	112,400
U.S. Dollar-denominated Term Loans due through 2028
Debt Instrument [Line Items]
Long-Term Debt, Gross	2,109,926	2,037,766
U.S. Dollar Non-Public Bonds due through 2024
Debt Instrument [Line Items]
Long-Term Debt, Gross	166,680	202,449
U.S. Dollar Bonds due 2019
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 300,000	$ 300,000